Purchases and other expenses - Other operating expenses - Components - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Purchases and other expenses [abstract]
Expense from universal service	€ (43)	€ (47)	€ (30)
Allowances and losses on trade receivables - telecom activities	(251)	(275)	(279)
Litigations	(278)	(86)	(506)
Cost of bank credit risk	(6)	(2)
Other expense	(152)	(133)	(254)
Total	€ (730)	€ (543)	€ (1,069)